Accounts Payable (Tables)	3 Months Ended
Mar. 31, 2023
Accounts Payable [Abstract]
Schedule of accounts payable
	March 31, 2023	December 31, 2022
Accounts payable	26,015,170	9,992,164
	26,015,170	9,992,164